International Hedged Equity Laddered Overlay ETF Investment Strategy - International Hedged Equity Laddered Overlay ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to provide capital appreciation through participation in international equity markets while hedging overall market exposure relative to traditional long-only equity strategies. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund primarily invests in equity securities of foreign companies across all market capitalizations, including foreign subsidiaries of U.S. companies. The Fund will also purchase and sell exchange-traded put options and sell exchange-traded call options, employing an options overlay strategy designed to provide a continuous market hedge for the portfolio. The options will typically be based on exchange-traded funds (ETFs) that replicate the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index[1] (net total return) (MSCI EAFE ETFs), but will also be based on the MSCI EAFE Index (the Index). The combination of the diversified portfolio of equity securities, combined with the options overlay, is intended to provide the Fund with a significant portion of the returns associated with equity market investments, while exposing investors to less risk than traditional long-only equity strategies.Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. The Fund seeks to provide a competitive risk-adjusted return over a full market cycle (defined as three to five years) relative to the Index with lower volatility than traditional long-only equity strategies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred securities, depositary receipts, privately placed securities and real estate investment trusts. In implementing its strategy, the Fund constructs a portfolio of long holdings that seeks to outperform the Index over time while maintaining similar risk characteristics, including sector and geographic risk. The Fund primarily invests in securities included within the universe of the Index, however, the Fund may also invest in securities not included within the Index. Within each sector, the Fund may modestly overweight equity securities that it considers undervalued while modestly underweighting or not holding equity securities that appear overvalued. By emphasizing investment in equity securities that appear undervalued or fairly valued, the Fund seeks to constitute a portfolio of long holdings with returns that modestly exceed those of the Index over the long term with a modest level of volatility. In implementing the options overlay strategy, the Fund seeks to provide “laddered” exposure. To do this, the Fund typically holds options for multiple (normally, three) three-month periods (each, a hedge period) staggered a month apart, with overlapping coverage designed to provide a continuous market hedge, for the purpose of seeking to provide lower volatility in any market cycle. Laddered investing refers to the implementation of the strategy with different hedge periods, with the goal of mitigating potential risks associated with only one hedge period. The portfolio management team will have discretion to determine the amount of exposure related to each hedge period and will have flexibility to allocate the assets to a particular hedge period for various reasons, including reacting opportunistically to market conditions, managing investor flows in or out of the Fund and improving the tax management of the Fund. The options overlay strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The options overlay strategy is constructed by buying a put option at a higher strike price while selling a put option at a relatively lower strike price (together, this is referred to as a put option spread) and simultaneously selling a call option that substantially offsets the cost of the put option spread. Each put option spread is generally maintained at a level intended to reduce the Fund’s exposure to a market decline by offsetting losses resulting from a decrease in the market. The Fund’s investment strategies may not always provide greater market protection than other equity investments, particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. In addition, as a result of selling call options to offset the costs associated with the options overlay strategy, some upside may be foregone in certain market environments. While the Fund will not generally invest directly in ETFs, there may be times when it will purchase shares or receive shares of MSCI EAFE ETFs in order to settle its option positions. The adviser will not normally maintain such positions for an extended period. The Fund may invest in securities denominated in any currency and may from time to time hedge a portion of its foreign currency exposure using currency forwards. An issuer of a security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. In addition to the use of the options overlay strategy, the Fund may use futures contracts, primarily futures on indexes, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for the options overlay strategy and efficient management of cash flows. Investment Process — Equity Portfolio: In constructing its equity portfolio, the adviser combines fundamental research with a disciplined portfolio construction process. The adviser utilizes proprietary research, risk management techniques and individual security selection in constructing the Fund’s portfolio. The adviser’s analysis includes a review of proprietary data, information self-reported by companies, data from third-party vendors and internal fundamental research. In-depth, fundamental research into individual securities is conducted by research analysts who emphasize each issuer’s long-term prospects. This research allows the adviser to rank issuers within each sector group according to what it believes to be their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser will ordinarily overweight securities which it deems to be attractive and underweight or not hold those securities which it believes are unattractive. The adviser may sell a security as its valuations or rankings change or if more attractive investments become available. In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three foreign countries. However, the Fund may invest a substantial part of its assets in just one country. Investment Process — Options Overlay Strategy: The Fund’s options overlay strategy is designed to use options to hedge the Fund’s overall market exposure relative to traditional long-only strategies. Specifically, the options overlay strategy is intended to provide the Fund with downside protection, while foregoing some upside potential. The downside protection comes from the purchase of put options, which give the owner the right, but not the obligation, to sell shares of the underlying reference asset at an agreed upon price (strike price). To implement the strategy, the adviser utilizes exchange-traded equity options that typically have a reference asset of an MSCI EAFE ETF, but will also be based on Index options. These puts generally increase in price as the price of the reference asset falls, offering a measure of protection against falling market prices. To partially offset the initial cost of these purchased put options, the Fund will simultaneously sell put options at a lower strike price. This effectively limits the amount of downside protection offered by the puts, and together is referred to as a “put option spread.” Entering into put option spreads is typically less expensive than a strategy of only purchasing put options, and the Fund may benefit in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection of the put option spread, however, is limited as compared to just owning a put option. The Fund is not expected to provide as much market protection when the market is only down slightly; during such periods, the Fund is expected to perform in line with broad equity markets. While put option spreads are less expensive than outright puts, put option spreads still require some upfront costs. To substantially offset this upfront cost, the Fund will sell call options, which give the owner the right, but not the obligation, to buy shares of the underlying reference asset at a specified strike price. While the sale of these call options will substantially offset the remaining cost of the protective put spread, it will potentially reduce the Fund’s ability to profit from increases in the value of its equity portfolio. As the price of call options rise along with the price of the underlying asset, the Fund’s short position in calls will decrease in value as the market rises, potentially offsetting a portion of the equity portfolio gains. The options overlay strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The strategy will own multiple positions that expire at various dates. For each hedge period, a portion of the options overlay strategy may be reset as the applicable options approach expiration.